SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Weighted average fair value of options granted	$ 0.57	$ 1.61	$ 1.61	$ 3.96
Risk free interest rate	3.40%	3.76%	3.76%	3.56%
Estimated life (in years)	5 years	5 years	5 years	5 years
Expected volatility	108.75%	100.64%	100.64%	75.91%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%